March 5, 2025

VIA EDGAR

Filing Desk

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Calamos Investment Trust (the “Trust”) (File Nos. 33-19228 and 811-05443)

Ladies and Gentlemen:

On behalf of the Trust, and pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and Rule 497(j) thereunder, we hereby represent that the definitive form of the Trust’s Statement of Additional Information dated February 28, 2025, that would have been filed pursuant to the requirements of Rule 497(c) under the Securities Act, would not have differed from those contained in the Trust’s Post-Effective Amendment No. 152 to its Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission pursuant to Rule 485(b) under the Securities Act on February 26, 2025.

If you have any questions concerning this filing, please call me at 630-245-1105.

Sincerely,

CALAMOS ADVISORS LLC

/s/ Susan L. Schoenberger
Susan L. Schoenberger, Esq.
Vice President, Associate Counsel

cc:

John P. Calamos, Sr.
Erik D. Ojala, Esq.
J. Christopher Jackson, Esq.
Paulita Pike, Esq., Ropes & Gray LLP
Rita Rubin, Esq., Ropes & Gray LLP
Kathleen Nichols, Esq., Ropes & Gray LLP
Madeline Raster, Esq., Ropes & Gray LLP